FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Carrying and Fair Values of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Carrying Value	$ 4,612	$ 4,633
Fair Value	4,612	4,633
Disclosure of financial liabilities [line items]
Carrying Value	19,239	19,342
Fair Value	18,924	19,113
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Carrying Value	904	921
Fair Value	904	921
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Carrying Value	12,786	13,169
Fair Value	12,471	12,940
Shares classified as financial liability
Disclosure of financial liabilities [line items]
Carrying Value	5,392	5,129
Fair Value	5,392	5,129
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Carrying Value	57	23
Fair Value	57	23
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Carrying Value	100	100
Fair Value	100	100
Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying Value	690	431
Fair Value	690	431
Accounts receivable and other (current and non-current)
Disclosure of financial assets [line items]
Carrying Value	2,145	2,538
Fair Value	2,145	2,538
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Carrying Value	114	90
Fair Value	114	90
Due from Brookfield Infrastructure
Disclosure of financial assets [line items]
Carrying Value	1,663	1,574
Fair Value	$ 1,663	$ 1,574